[redacted]

07000028

UNITED STATES
ECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

MAIL PROCESSING SECTION
RECEIVED
JAN 10 2007
WASH, D.C. 210

OMB APPROVAL	
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OFFICIAL USE
FILE NO. 84-6176
DOC. SEQ. NO. 07000028
EFFECTIVE DATE 3/11/07

FORM TA-W

NOTICE OF WITHDRAWAL FROM REGISTRATION AS TRANSFER AGENT

Pursuant To Section 17A of the Securities Exchange Act of 1934

PROCESSED
MAR 14 2007
THOMSON FINANCIAL

Read all instructions on reverse side before preparing form. Please print or type.

1. Transfer Agent File No.: 084-06176 2. Full name of registrant: The Meridian Business Group Ltd.

3. Name under which transfer agent activities are conducted, if different from above: N/A

4. Address of registrants principal place of business: 7612 West North Avenue, Elmwood Park, Illinois 60707

5. Furnish registrants reasons for ceasing the performance of transfer agent functions or for otherwise requesting withdrawal of its registration. SEE ATTACHED SHEET

6. Furnish the last date registrant performed transfer agent functions as defined by Section 3(a)(25) of the Act for any security, including debt and equity, registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section.

   Does registrant have any intention of performing in the near future a transfer agent function for any such security? SEE ATTACHED SHEET

7. Is registrant directly or indirectly involved in any legal actions or proceedings or aware of any potential claims *(including out-of-proof conditions)* against it in connection with its performance of transfer agent functions for any security? If so, furnish complete information with respect to each.
   ☐ Yes ☑ No

8. Are there any unsatisfied judgments or liens against registrant arising out of its performance of transfer agent functions for any security? If so, furnish complete information regarding each judgment or lien.
   ☐ Yes ☑ No

9. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of any successor transfer agent(s) and state whether such transfer agent(s) is registered as a transfer agent pursuant to the Act. If there is no successor transfer agent(s), so state. SEE ATTACHED SHEET

10. For each issue shown on Schedule B of registrants Form TA-1, as amended, and for any issues for which registrant assumed transfer agent functions since the last amendment to Schedule B, furnish the name(s) and address(es) of the person(s) who has or will have custody or possession of the books and records which registrant maintained in connection with its performance of transfer agent functions. SEE ATTACHED SHEET

11. Furnish the address(es), if different from Item 10, where such books and records will be located. SEE ATTACHED SHEET

12. EXECUTION. The registrant submitting this Form and its attachments and the person executing it represent hereby that it and all materials filed in connection therewith contain a true, correct and complete statement of all required information. Registrant also consents hereby to make the books and records it is required to preserve by Rules 17A d-6 and 7 under the Securities Exchange Act of 1934 (17 CFR 240.17A d-6 and 7) available for examination by authorized representatives of the Securities and Exchange Commission during the period the rules require registrant to preserve such books and records and hereby authorizes the person having custody of such books and records to make them available to such representatives.

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations.
(See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Dated the 29th *day of* December, 2006

The Meridian Business Group Ltd.
(Name of transfer agent)

Michael C Trekas
(Manual signature of principal officer or duly authorized principal)

Michael C Trekas
(Printed name of principal officer or duly authorized principal)

President (708) 452-9169
(Title) *(Telephone number)*

4/10/07

Persons who potentially are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1669 (7-02))

FORM TA-W
ANSWERS TO ITEMS

Full Name of Registrant: The Meridian Business Group Ltd.
Transfer Agent File Number: 084-06176

Answer to Item 5: This was an unprofitable line of business.

Answer to Item 6: Registrant never performed transfer agency functions for any security registered under Section 12 of the Act or which would be required to be registered except for the exemption from registration provided by subsection (g)(2)(B) or (g)(2)(G) of that section.

Registrant has no intention of performing a transfer agent function in the near future.

Answer to Item 9: N/A. Registrant never assumed transfer agent functions.

Answer to Item 10: N/A. Registrant never assumed transfer agent functions.

Answer to Item 11: N/A. Registrant never assumed transfer agent functions.

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END